2. LOANS: Schedule of Contractual Maturity of Loans (Details)	Dec. 31, 2020
Direct Cash Loans
Contractual Maturity as percentage of loan balances	100.00%
Direct Cash Loans | 2021
Contractual Maturity as percentage of loan balances	53.30%
Direct Cash Loans | 2022
Contractual Maturity as percentage of loan balances	29.89%
Direct Cash Loans | 2023
Contractual Maturity as percentage of loan balances	11.47%
Direct Cash Loans | 2024
Contractual Maturity as percentage of loan balances	4.14%
Direct Cash Loans | 2025
Contractual Maturity as percentage of loan balances	1.08%
Direct Cash Loans | 2026 & beyond
Contractual Maturity as percentage of loan balances	0.12%
Real Estate Loans
Contractual Maturity as percentage of loan balances	100.00%
Real Estate Loans | 2021
Contractual Maturity as percentage of loan balances	14.41%
Real Estate Loans | 2022
Contractual Maturity as percentage of loan balances	10.15%
Real Estate Loans | 2023
Contractual Maturity as percentage of loan balances	10.42%
Real Estate Loans | 2024
Contractual Maturity as percentage of loan balances	9.99%
Real Estate Loans | 2025
Contractual Maturity as percentage of loan balances	9.50%
Real Estate Loans | 2026 & beyond
Contractual Maturity as percentage of loan balances	45.53%
Sales Finance Contracts
Contractual Maturity as percentage of loan balances	100.00%
Sales Finance Contracts | 2021
Contractual Maturity as percentage of loan balances	33.73%
Sales Finance Contracts | 2022
Contractual Maturity as percentage of loan balances	26.96%
Sales Finance Contracts | 2023
Contractual Maturity as percentage of loan balances	20.80%
Sales Finance Contracts | 2024
Contractual Maturity as percentage of loan balances	13.44%
Sales Finance Contracts | 2025
Contractual Maturity as percentage of loan balances	4.82%
Sales Finance Contracts | 2026 & beyond
Contractual Maturity as percentage of loan balances	0.25%